Sales of Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Bank Customer	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Number of customers	7
Number of banks	8
Amount of receivables sold through factoring arrangements	$ 425.5	$ 384.0
Amount of additional outstanding receivables of factoring arrangements	284.2	261.1
Discount on receivables sold through factoring arrangements	$ 6.0	$ 5.7	$ 6.2